RISK MANAGEMENT AND HEDGING ACTIVITIES USING DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of derivatives
The following table sets forth the fair values of our derivative instruments for our continuing operations for the periods indicated:

	December 31, 2013		December 31, 2012
	Assets (a)	(Liabilities) (a)	Assets (a)	(Liabilities) (a)
	(Thousands of dollars)
Derivatives designated as hedging instruments
Commodity contracts
Financial contracts	$6,469	$(5,107)	$17,582	$(2,455)
Physical contracts	1,064	(3,463)	—	—
Interest-rate contracts	54,503	—	10,923	—
Total derivatives designated as hedging instruments	62,036	(8,570)	28,505	(2,455)
Derivatives not designated as hedging instruments
Commodity contracts
Nontrading instruments
Physical contracts	959	—	—	—
Total derivatives not designated as hedging instruments	959	—	—	—
Total derivatives	$62,995	$(8,570)	$28,505	$(2,455)
(a) - Included on a net basis in other current assets, other assets or other current liabilities on our Consolidated Balance Sheets.

Notional amounts of derivative instruments
Notional Quantities for Derivative Instruments - The following table sets forth the notional quantities for derivative instruments held for our continuing operations for the periods indicated:

		December 31, 2013		December 31, 2012
	Contract Type	Purchased/ Payor	Sold/ Receiver	Purchased/ Payor	Sold/ Receiver
Derivatives designated as hedging instruments:
Cash flow hedges
Fixed price
-Natural gas (Bcf)	Swaps	—	(48.1)	—	(31.7)
-Crude oil and NGLs (MMBbl)	Forwards and swaps	—	(4.0)	—	(1.1)
Basis
-Natural gas (Bcf)	Swaps	—	(48.1)	—	(31.7)
Interest-rate contracts (Millions of dollars)	Forward-starting swaps	$400.0	$—	$400.0	$—

Schedule of cash flow hedging instruments effect on comprehensive income (loss)
The following table sets forth the effect of cash flow hedges recognized in other comprehensive income (loss) for the periods indicated:

Derivatives in Cash Flow Hedging Relationships	Years Ended December 31,
	2013	2012	2011
	(Thousands of dollars)
Continuing Operations
Commodity contracts	$(14,475)	$46,804	$18,164
Interest-rate contracts	46,616	(29,471)	(128,666)
Total gain (loss) recognized in other comprehensive income (loss) on derivatives (effective portion) for continuing operations	32,141	17,333	(110,502)
Discontinued Operations
Total gain (loss) recognized in other comprehensive income (loss) on derivatives (effective portion) for discontinued operations - commodity contracts	(958)	16,094	99,344
Total gain (loss) recognized in other comprehensive income (loss) on derivatives (effective portion)	$31,183	$33,427	$(11,158)

Schedule of cash flow hedging instruments effect on income
The following tables set forth the effect of cash flow hedges on our Consolidated Statements of Income for the periods indicated:

	Location of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Net Income (Effective Portion)
Derivatives in Cash Flow Hedging Relationships		Years Ended December 31,
		2013	2012	2011
		(Thousands of dollars)
Continuing Operations
Commodity contracts	Revenues	$1,689	$61,526	$(1,494)
Interest-rate contracts	Interest expense	(14,560)	(7,155)	(480)
Total gain (loss) reclassified from accumulated other comprehensive income (loss) into net income from continuing operations on derivatives (effective portion)		(12,871)	54,371	(1,974)
Discontinued Operations
Commodity contracts	Income (loss) from discontinued operations - Revenues	17,360	79,336	50,095
Commodity contracts	Income (loss) from discontinued operations - Cost of sales and fuel	(14,320)	(73,881)	89,618
Total gain (loss) reclassified from accumulated other comprehensive income (loss) into net income from discontinued operations on derivatives (effective portion)		3,040	5,455	139,713
Total gain (loss) reclassified from accumulated other comprehensive income (loss) into net income on derivatives (effective portion)		$(9,831)	$59,826	$137,739